Financial Assets and Liabilities - Investments by remaining contractual maturity (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020
Disclosure of financial assets [line items]
Total investments	$ 437,760	$ 783,356
Debt Investments
Disclosure of financial assets [line items]
Total investments	315,601	679,419
Debt Investments | Less than 1 year
Disclosure of financial assets [line items]
Total investments	265,679	443,324
Debt Investments | Due after one year
Disclosure of financial assets [line items]
Total investments	$ 49,922	$ 236,095